Net Loss per Share - Computation of Diluted Net Loss per Share Attributable to Common Stockholders (Details) - Legacy Korro [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive securities excluded from computation of earnings per share	1,281,768	5,417,353	1,331,200	4,514,051
Outstanding Warrant [Member]
Antidilutive securities excluded from computation of earnings per share	8,049	8,049	8,049	8,049
Unvested Restricted Stock Units [Member]
Antidilutive securities excluded from computation of earnings per share	0	1,465	0	2,902
Outstanding Stock Options [Member]
Antidilutive securities excluded from computation of earnings per share	1,273,719	552,600	1,323,151	461,100
Series Seed Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	0	684,739	0	684,739
Series A Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	0	2,029,666	0	2,029,666
Series B-1 Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	0	1,104,178	0	1,104,178
Series B-2 Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	0	1,036,656	0	223,417